Significant Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Voyage revenues	$ 591,103	$ 601,256	$ 510,762
Royal Dutch Shell Plc. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 134,400	$ 126,900	$ 115,400
Percentage of voyage revenues from major customers (less than)	23.00%	21.00%	23.00%
Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 71,500	$ 71,100	$ 70,600
Percentage of voyage revenues from major customers (less than)	12.00%	12.00%	14.00%
Natural Energy Group S.A | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 65,300	$ 65,600
Percentage of voyage revenues from major customers (less than)	11.00%	11.00%	10.00%
Cheniere Marketing International LLP | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 61,000	$ 60,600	$ 60,100
Percentage of voyage revenues from major customers (less than)	10.00%	11.00%	12.00%